Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income	$ 2,192	$ 2,523	$ 2,569
Net (income) attributable to noncontrolling interests	(81)	(78)	(53)
Net income applicable to shareholders of The Bank of New York Mellon Corporation	2,111	2,445	2,516
Adjustments to reconcile net income to net cash (used for) provided by operating activities:
Provision for credit losses	(35)	(80)	1
Pension plan contributions	(68)	(441)	(71)
Depreciation and amortization	1,389	1,246	776
Deferred tax expense	533	252	12
Net securities (gains) and venture capital (income)	(147)	(170)	(65)
Change in trading activities	(3,946)	(1,412)	(425)
Change in accruals and other, net	(479)	(211)	(533)
Net cash (used for) provided by operating activities	(642)	1,629	2,211
Investing activities
Change in interest-bearing deposits with banks	10,667	(6,892)	12,983
Change in interest-bearing deposits with the Federal Reserve and other central banks	(14,249)	133	(70,787)
Purchases of securities held-to-maturity	(6,740)	(3,477)	(1,226)
Paydowns of securities held-to-maturity	1,545	829	233
Maturities of securities held-to-maturity	43	710	1,127
Purchases of securities available-for-sale	(28,622)	(43,788)	(42,367)
Sales of securities available-for-sale	19,455	10,265	9,507
Paydowns of securities available-for-sale	9,621	9,769	8,332
Maturities of securities available-for-sale	3,911	8,606	9,385
Net change in loans	(5,092)	(2,754)	(6,863)
Sales of loans and other real estate	104	320	604
Change in federal funds sold and securities purchased under resale agreements	(2,568)	(2,083)	659
Change in seed capital investments	(171)	59	162
Purchases of premises and equipment/capitalized software	(609)	(652)	(642)
Proceeds from the sale of premises and equipment	0	6	13
Acquisitions, net of cash	(19)	(29)	(64)
Dispositions, net cash	84	0	0
Other, net	(560)	(409)	(1,234)
Net cash (used for) investing activities	(13,200)	(29,387)	(80,178)
Financing activities
Change in deposits	13,960	26,226	74,252
Change in federal funds purchased and securities sold under repurchase agreements	2,221	1,160	665
Change in payables to customers and broker-dealers	(388)	3,424	2,709
Change in other borrowed funds	(672)	(796)	(549)
Change in commercial paper	(242)	328	0
Net proceeds from the issuance of long-term debt	3,892	2,761	5,042
Repayments of long-term debt	(2,035)	(4,163)	(1,911)
Proceeds from the exercise of stock options	263	40	18
Issuance of common stock	25	25	25
Issuance of preferred stock	494	1,068	0
Treasury stock acquired	(1,026)	(1,148)	(873)
Common cash dividends paid	(680)	(623)	(593)
Preferred cash dividends paid	(64)	(18)	0
Other, net	(127)	4	(20)
Net cash provided by financing activities	15,621	28,288	78,765
Effect of exchange rate changes on cash	(46)	22	(298)
Change in cash and due from banks
Change in cash and due from banks	1,733	552	500
Cash and due from banks at beginning of period	4,727	4,175	3,675
Cash and due from banks at end of period	6,460	4,727	4,175
Supplemental disclosures
Interest paid	347	561	586
Income taxes paid	400	709	640
Income taxes refunded	$ 29	$ 51	$ 136